UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	2/28/2019

Item 1 – Reports to Stockholders

PGIM NATIONAL MUNI FUND

(Formerly known as Prudential National Muni Fund, Inc.)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of

PGIM National Muni Fund	3

determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the

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financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM National Muni Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM National Muni Fund informative and useful. The report covers performance for the six-month period ended February 28, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM National Muni Fund

April 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM National Muni Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19 (without sales charges)	Average Annual Total Returns as of 2/28/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.42	–0.89	2.26	3.88	—
Class B	1.22	–2.12	2.62	4.03	—
Class C	1.03	1.43	2.32	3.57	—
Class Z	1.53	3.46	3.35	4.57	—
Class R6**	1.58	3.72	N/A	N/A	2.37 (12/4/17)
Bloomberg Barclays Municipal Bond Index
	2.34	4.13	3.44	4.55	—
Lipper General & Insured Municipal Debt Funds Average
	1.71	3.42	3.38	4.85	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index (the Index) is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The average annual total return for the Index measured from the month end closest to the inception date of the Fund’s Class R6 shares is 2.92%.

Lipper General & Insured Municipal Debt Funds Average—The Lipper General & Insured Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The average annual total return for the Lipper Average measured from the month end closest to the inception date of the Fund’s Class R6 shares is 2.38%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM National Muni Fund	9

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/19 (%)
AAA	10.7
AA	43.4
A	31.4
BBB	11.6
BB	0.3
B	0.5
CC	0.4
Not Rated	0.9
Cash/Cash Equivalents	0.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100% due to rounding.

Distributions and Yields as of 2/28/19
	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.25	2.05	3.25	3.46	2.05	3.25	3.46
Class B	0.22	1.69	2.68	2.85	1.69	2.68	2.85
Class C	0.19	1.33	2.11	2.25	1.33	2.11	2.25
Class Z	0.26	2.35	3.73	3.97	2.35	3.73	3.97
Class R6****	0.27	2.36	3.75	3.99	2.32	3.68	3.92

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

****Formerly known as Class Q shares.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM National Muni Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM National Muni Fund		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,014.20	0.84%	$4.20
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Class B	Actual	$1,000.00	$1,012.20	1.26%	$6.29
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Class C	Actual	$1,000.00	$1,010.30	1.65%	$8.22
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Class Z	Actual	$1,000.00	$1,015.30	0.62%	$3.10
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11
Class R6**	Actual	$1,000.00	$1,015.80	0.61%	$3.05
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

Alabama 0.5%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000%		10/01/44	500	$542,075
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250		10/01/48	500	547,020
Lower Alabama Gas Dist. Rev.,
Series A	5.000		09/01/31	1,000	1,154,020
Series A	5.000		09/01/46	1,000	1,166,960

					3,410,075

Alaska 0.2%
Valdez Rev., Exxnmbl. Proj., Rfdg. (Mandatory put date 03/13/19)	1.720	(cc)	12/01/29	1,000	1,000,000

Arizona 3.4%
Arizona St. Ctfs. Part. Dept. Admin., Series A, AGM	5.250		10/01/28	2,000	2,041,600
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000		01/01/41	1,000	1,125,570
Phoenix Civic Impt. Corp. Rev.,
Series A, AMT	5.000		07/01/47	2,000	2,215,780
Sr. Lien, AMT	5.000		07/01/48	2,000	2,235,780
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000		09/01/29	2,000	2,077,000
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Series A, Rfdg.	4.000		01/01/38	2,000	2,100,180
Salt Verde Fin. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000		12/01/32	2,575	3,050,963
Sr. Gas Rev., Sr. Bonds	5.000		12/01/37	3,360	3,969,269
Sr. Gas Rev., Sr. Bonds	5.250		12/01/26	2,125	2,487,567

					21,303,709

California 16.4%
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000		06/01/26	1,000	1,144,670
Series A-1, Rfdg.	5.000		06/01/28	1,265	1,448,463
Series A-1, Rfdg.	5.000		06/01/29	1,250	1,419,562
Series A-1, Rfdg.	5.000		06/01/35	1,545	1,711,118
Alameda Corridor Transn. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000		10/01/37	1,500	1,652,070
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000		09/01/24	5,500	6,352,940

See Notes to Financial Statements.

PGIM National Muni Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Bay Area Toll Auth. Rev., Series F-1	5.000%	04/01/56	2,000	$2,229,080
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	1,250	1,250,263
California Hlth. Facs. Fing. Auth. Rev.,
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,000	3,064,590
Scripps Hlth., Series A	5.000	11/15/36	1,000	1,023,950
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,103,390
Stanford Hosp., Series B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000	11/15/36	2,000	2,118,920
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,083,030
California Muni. Fin. Auth. Rev., Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	2,500	2,756,100
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,314,425
California St.,
GO	5.000	03/01/45	3,000	3,327,090
GO	5.250	11/01/40	1,250	1,312,350
GO, Rfdg.	5.000	08/01/45	500	558,135
GO, Rfdg.	5.000	08/01/46	1,500	1,690,185
Unrefunded, Var. Purp., GO	6.000	04/01/38	2,260	2,267,300
Var. Purp., GO	5.000	10/01/29	2,000	2,038,860
Var. Purp., GO	5.000	04/01/42	7,000	7,548,310
Var. Purp., GO	5.250	04/01/35	1,250	1,364,900
Var. Purp., GO	5.500	11/01/39	1,000	1,024,680
Var. Purp., GO	6.000	03/01/33	1,500	1,564,680
Var. Purp., GO	6.000	11/01/39	2,000	2,056,680
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,551,070
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,341,388
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,362,100
California St. Univ. Rev., Series A, Systemwide, Rfdg.	5.000	11/01/37	1,250	1,349,287
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,100	2,184,021
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	750	754,853
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	3,000	3,192,960
Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,356,500
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,140	1,363,372
Long Beach Bond Fing. Auth. Nat. Gas Pur. Rev., Series A	5.500	11/15/37	1,000	1,261,180

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000%		05/15/38	2,500	$2,734,500
Series A, Rfdg., AMT	4.000		05/15/44	1,000	1,022,640
Sub. Los Angls. Int’l., Rfdg., AMT	5.000		05/15/43	2,000	2,275,220
Sub. Los Angls. Int’l., Series A, AMT	5.250		05/15/48	1,000	1,146,300
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000		07/01/34	2,500	2,803,500
M-S-R Energy Auth. Rev., Series A	6.500		11/01/39	2,000	2,784,620
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	2.546	(s)	08/01/25	2,000	1,700,000
Port of Oakland Rev., Sr. Lien., Series P, Rfdg., AMT	5.000		05/01/33	1,750	1,888,320
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250		11/01/45	1,000	1,158,600
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/41	1,500	1,627,800
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000		07/01/43	2,000	2,174,440
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250		05/01/33	1,000	1,107,020
Second Series F, Rfdg., AMT	5.000		05/01/28	1,635	1,735,732
Series A, Rfdg., AMT	5.000		05/01/49	3,500	3,946,565
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000		01/01/34	800	907,072

					104,154,801

Colorado 2.0%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Series A	4.000		11/15/48	2,555	2,602,114
Vail Valley Med. Ctr.	4.000		01/15/45	1,500	1,512,510
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.250		11/15/22	1,000	1,087,640
Sub. Sys., Series A, Rfdg., AMT	5.000		12/01/34	2,300	2,675,153
Sub. Sys., Series A, Rfdg., AMT	5.000		12/01/35	1,000	1,156,940
Sub. Sys., Series A, Rfdg., AMT	5.250		12/01/43	3,000	3,453,780

					12,488,137

Connecticut 0.9%
Connecticut St., Series C, GO	5.000		06/15/28	1,000	1,169,550

See Notes to Financial Statements.

PGIM National Muni Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Connecticut (cont’d.)
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375%	09/01/28	1,000	$1,051,500
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Series M	5.375	07/01/41	1,250	1,325,487
Connecticut St. Special Tax Rev., Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,211,760

				5,758,297

District of Columbia 2.1%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,465,829
Gallaudet Univ.	5.500	04/01/34	600	639,876
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	1,000,203
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	853,115
Kipp. Issue, Series A, Rfdg.	5.000	07/01/48	1,250	1,332,887
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,711,200
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,093,340
Series B, Rfdg., AMT	5.000	10/01/25	3,000	3,139,860
Series C, Rfdg., AMT	5.000	10/01/27	1,000	1,069,990

				13,306,300

Florida 9.3%
Broward Cnty. FL Arpt. Sys. Rev.,
AMT	5.000	10/01/47	1,000	1,105,000
Series A, AMT	5.000	10/01/45	3,000	3,287,670
Series A, AMT	5.250	10/01/43	1,500	1,650,900
Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,054,180
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,102,040
Cityplace Cmnty. Dev. Dist., Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,124,210
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A	5.625	04/01/43	500	552,870
Nova Southeastern Univ. Proj., Series A	6.000	04/01/42	1,000	1,126,220
Florida Higher Edl. Facs. Fin. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,681,875
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub., Series A, AMT	5.000	10/01/42	5,000	5,556,650
Priority Sub., Series A, AMT	5.000	10/01/52	1,000	1,100,040

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Highlands Cnty. Hlth. Facs. Auth. Rev.,
Adventist Hlth./Sunbelt, Series B (Pre-refunded date 11/15/19)(ee)	6.000%	11/15/37	5	$5,151
Unrefunded, Adventist Hlth./Sunbelt	6.000	11/15/37	2,435	2,505,980
Hillsborough Cnty. Avtn. Auth., Tampa Int’l. Arpt., Series E	5.000	10/01/48	4,500	5,037,615
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,666,605
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,601,100
Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Series A, Rfdg.	5.000	08/01/42	1,955	2,168,212
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,625,350
Mid-Bay Bridge Auth. Rev., Series A, Rfdg.	5.000	10/01/40	1,000	1,080,300
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,588,965
Orange Cnty. Hlth. Fac. Auth. Rev.,
Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,098,670
Orlando Hlth. Oblig. Grp., Series B	5.000	10/01/47	1,500	1,672,410
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	547,055
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarst. Mem. Hosp.	4.000	07/01/48	2,000	2,008,220
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Inc., Rfdg.	5.250	10/01/34	750	774,637
South Lake Hosp., Inc., Series A	6.250	04/01/39	2,500	2,506,525
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South FL., Rfdg.	5.000	08/15/47	1,000	1,106,090
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,000	3,264,000
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	345	369,633
Spl. Assess., Rfdg.	4.000	05/01/28	355	377,369
Spl. Assess., Rfdg.	4.000	05/01/29	370	390,909
Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	990	1,037,134

				58,773,585

Georgia 2.0%
Atlanta Arpt. Rev., Gen., Series B, Rfdg., AMT	5.000	01/01/30	500	523,320

See Notes to Financial Statements.

PGIM National Muni Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Georgia (cont’d.)
Atlanta Arpt. Rev., (cont’d.)
Gen., Series C, Rfdg.	6.000%	01/01/30	3,250	$3,494,400
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Series D, AGM	5.500	07/01/41	1,500	1,514,340
Priv. Coll. & Univs. Auth. Rev.,
Emory Univ., Series C, Rfdg.	5.250	09/01/39	5,000	5,081,300
Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,268,972

				12,882,332

Hawaii 1.2%
Hawaii Pac. Hlth. Rev., Series B (Pre-refunded date 07/01/20)(ee)	5.750	07/01/40	500	526,475
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,103,040
Series A, AMT	5.000	07/01/48	3,000	3,346,080
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,757,600

				7,733,195

Illinois 12.0%
Chicago Board of Ed.,
Series A, Rfdg., GO	4.000	12/01/20	500	506,195
Series C, Rfdg., GO	5.000	12/01/22	1,500	1,571,370
Spl. Tax	5.000	04/01/46	1,000	1,065,550
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT	5.000	01/01/32	2,000	2,128,660
Sr. Lien, Series D	5.250	01/01/42	2,000	2,260,340
Sr. Lien, Series A, AMT, Rfdg.	5.000	01/01/48	1,000	1,105,300
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,221,190
Transit Imps.	5.250	12/01/40	1,000	1,051,450
Chicago Waterworks Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,389,380
2nd Lien, Rfdg.	5.000	11/01/36	2,140	2,366,754
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,555,522
Chicago Wstwtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,130,100
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,152,700
2nd Lien, Series A	5.000	01/01/47	1,000	1,060,480
Chicago, IL,
Proj., Series A, GO, Rfdg.	5.250	01/01/29	500	531,885
Proj., Series A, Rfdg., GO, AGM (Partially Pre-refunded date 01/01/29)(ee)	5.000	01/01/29	5,000	5,118,650

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago, IL, (cont’d.)
Series C, GO, Rfdg.	5.000%		01/01/23	270	$280,349
Series C, Rfdg., GO	5.000		01/01/24	340	364,235
Series C, Rfdg., GO	5.000		01/01/26	1,000	1,086,890
Illinois Fin. Auth. Rev., Central DuPage Hlth. (Pre-refunded date 11/01/19)(ee)	5.250		11/01/39	2,000	2,046,640
Provena Hlth., Series A, Rfdg. (Pre-refunded date 05/01/20)(ee)	6.000		05/01/28	1,500	1,573,815
Illinois St.,
GO	5.000		04/01/31	1,000	1,038,210
GO	5.000		05/01/39	1,000	1,015,320
GO	5.250		02/01/29	2,000	2,114,920
Series A, GO	5.000		04/01/20	265	272,007
Series A, GO	5.000		12/01/42	2,500	2,567,300
Series B, GO, Rfdg.	5.250		01/01/20	1,505	1,538,652
Series D, GO	5.000		11/01/23	4,045	4,323,053
Series D, GO	5.000		11/01/27	5,000	5,429,400
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000		06/15/20	2,000	2,063,060
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000		01/01/38	3,125	3,396,438
Series C	5.000		01/01/39	2,000	2,215,940
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Series A, CABS, NATL	4.469	(s)	12/15/34	10,000	4,975,000
Series A, CABS, NATL	4.637	(s)	06/15/37	7,500	3,241,575
Railsplitter Tob. Settlement Auth. Rev., Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000		06/01/28	1,250	1,367,113
Tob. Set. Funded	5.000		06/01/28	1,000	1,152,620
Regl. Trans. Auth. Rev., Series A	4.000		06/01/37	3,605	3,707,706
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000		03/01/40	1,000	1,017,180

					76,002,949

See Notes to Financial Statements.

PGIM National Muni Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Kansas 0.4%
Kansas Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Series C, Rfdg. (Pre-refunded date 11/15/19)(ee)	5.750%		11/15/38	25	$25,677
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000		09/01/45	2,170	2,419,268

					2,444,945

Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Series A (Pre-refunded date 06/01/20)(ee)	6.375		06/01/40	2,500	2,643,225
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Series A	6.250		06/01/39	500	504,790
Amer. Wtr. Co., Series B	5.625		09/01/39	540	548,915

					3,696,930

Louisiana 1.0%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000		07/01/39	10	11,845
Franciscan Mis., Unrefunded, Rfdg.	5.000		07/01/39	1,990	2,166,374
Franciscan Missionaries (Pre-refunded date 07/01/19)(ee)	6.750		07/01/39	1,000	1,016,490
Louisiana St. Hwy. Impt. Rev., Series A	5.000		06/15/34	1,250	1,407,550
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	(cc)	12/01/40	1,500	1,558,650

					6,160,909

Maryland 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth., Spl. Tax, Series A, Rfdg.	5.000		07/01/40	1,995	2,057,723
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000		07/01/41	400	438,364
Washington Suburban Sanitary Comm., Consol. Pub. Impt., 2nd Series, GO	4.000		06/01/40	2,150	2,241,117

					4,737,204

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Massachusetts 2.8%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500%		07/01/27	1,325	$1,679,093
Massachusetts St. Dev. Fin. Agcy. Rev.,
Series A, Rfdg.	5.000		07/01/44	1,000	1,100,070
Series K-6, Partners Healthcare, Rfdg. (Pre-refunded date 07/01/20)(ee)	5.375		07/01/41	5,000	5,236,900
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500		02/15/28	3,000	3,817,470
Massachusetts St. Port Auth. Rev.,
Bosfuel Proj., Rfdg., AMT, NATL	5.000		07/01/32	5,000	5,013,200
Series A, AMT	5.000		07/01/42	1,000	1,073,330

					17,920,063

Michigan 0.8%
Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg.	5.375		10/15/41	750	811,350
Michigan Strtg. Fnd. Rev.,
I-75 Imp. Proj., AMT	5.000		06/30/48	500	545,520
I-75 Imp. Proj., AMT, AGM	4.500		06/30/48	1,250	1,276,200
Michigan St. Univ. Rev., Brd. of Trustees, Series B	5.000		02/15/48	1,000	1,135,680
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000		12/01/28	1,500	1,646,220

					5,414,970

Minnesota 0.5%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Series C	5.000		01/01/46	1,000	1,124,790
Rochester Rev., My. Clnc.	4.000		11/15/48	2,000	2,071,540

					3,196,330

Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000		01/01/44	3,500	3,769,290

Nebraska 0.3%
Cntrl. Plns. Enrgy. Proj. Rev., Proj. 4 (Mandatory put date 01/01/24)	5.000	(cc)	03/01/50	2,000	2,189,900

See Notes to Financial Statements.

PGIM National Muni Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Series A	5.125%	07/01/34	3,000	$3,072,240

New Jersey 6.4%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,617,735
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,828,410
New Jersey Econ. Dev. Auth. Rev., Series BBB, Rfdg.	5.500	06/15/30	1,500	1,711,020
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,755,475
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	549,275
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,689,060
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,680,825
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,109,480
Virtua Hlth., AGC	5.500	07/01/38	2,000	2,022,680
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,123,840
New Jersey St. Tpke. Auth., Rev.,
Series A	5.000	01/01/48	2,000	2,270,560
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,089,749
Series B, Rfdg.	5.000	01/01/40	1,000	1,136,530
Series E, Rfdg.	5.000	01/01/32	1,500	1,764,375
Unrefunded, Series A	5.000	01/01/43	1,115	1,208,225
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Fed. Hwy. Reimbursement Nts., Series A-1	5.000	06/15/28	1,250	1,413,912
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,350,913
Trans. Sys., Series AA	5.250	06/15/43	1,500	1,628,520
Transn. Sys, Series A, Rfdg.	5.500	12/15/23	3,000	3,397,440
Transn. Sys, Series B	5.500	06/15/31	1,000	1,051,260
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/29	1,500	1,743,135
Series A, Rfdg.	5.000	06/01/46	2,500	2,636,625
Series A, Rfdg.	5.250	06/01/46	2,000	2,158,220

				40,937,264

New York 4.5%
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Series A, Rfdg. (Pre-refunded date 05/01/19)(ee)	6.000	05/01/33	1,000	1,007,090
New York City, Unrefunded, Sub. Series I-1, GO	5.250	04/01/28	75	75,196

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250%	07/15/37	3,000	$3,221,280
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,239,100
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,911,752
New York St. Dorm. Auth. Rev.,
Memorial Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,132,220
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,752,198
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/20	2,100	2,198,637
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,162,240
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Series B, ETM(ee)	5.500	10/15/23	3,750	4,334,400
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,000	2,116,420
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	340	353,522
TSASC, Inc., Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,118,940
Utility Debt Sec. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,893,132

				28,516,127

North Carolina 0.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, ETM(ee)	6.400	01/01/21	290	306,800
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	728,481

				1,035,281

North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A, Rfdg.	4.875	07/01/26	1,000	1,029,870

Ohio 4.4%
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Series A-2	5.875	06/01/30	3,500	3,298,820
Franklin Cnty. Hosp. Facs. Rev.,
Hospital Facs.	4.125	05/15/45	2,000	2,054,960
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,037,140
Nationwide Children’s Hosp., Rfdg.	4.000	11/01/47	2,400	2,445,960
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	4,921,652

See Notes to Financial Statements.

PGIM National Muni Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., (cont’d.) Ohio Hlth. Corp., Series A	5.000%		11/15/41	2,000	$2,134,960
Hancock Cnty. Hosp. Rev.,
Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250		12/01/34	400	439,664
Christ Hosp. Proj.	5.000		06/01/42	1,250	1,322,750
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, Rfdg., NATL	1.706	(s)	12/01/19	1,720	1,698,036
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000		11/15/41	750	834,225
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500		11/15/37	875	984,497
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250		08/01/41	800	853,656
Ohio St. Higher Ed. Facs., Commn. Rev.,
Case Western Resv. Univ., Series B	6.500		10/01/20	280	292,631
Cleveland Clinic Hlth. Sys. Oblig., Series A-1, Rfdg.	5.000		01/01/42	2,000	2,159,620
Ohio St. Rev., Cleveland Clinic Hlth. Sys., Series A, Rfdg.	4.000		01/01/36	2,500	2,638,100

					28,116,671

Oklahoma 1.4%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000		02/15/42	1,500	1,640,790
Oklahoma Tpke. Auth. Rev.,
Series A	4.000		01/01/48	2,000	2,059,480
Series A	5.000		01/01/42	3,000	3,343,260
Stillwater OK Util. Auth. Rev., Series A	5.000		10/01/39	1,865	2,128,040

					9,171,570

Oregon 0.3%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000		07/01/42	1,500	1,659,345

Pennsylvania 4.6%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375		12/01/41	2,700	2,891,700
Commonwealth Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000		06/01/34	1,000	1,134,070

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Geisinger Auth. Rev., Series A-1	5.125%		06/01/41	2,000	$2,125,580
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000		06/01/44	3,000	3,231,570
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Series A	4.000		08/15/41	3,200	3,320,608
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000		12/01/38	1,000	1,098,550
Series A-1	5.000		12/01/47	1,000	1,108,140
Series A-1, Rfdg.	5.000		12/01/40	1,500	1,635,405
Series B	5.000		12/01/45	7,000	7,668,780
Sub. Series B-1	5.250		06/01/47	2,000	2,213,360
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg.	4.000		07/01/37	1,000	1,052,500
Union Cnty. Hosp. Auth. Rev., Evangelical Cmnty Hosp., Series B	5.000		08/01/48	1,500	1,653,405

					29,133,668

Puerto Rico 0.9%
Puerto Rico Comnwlth. Aqu. & Sew. Auth.,
Sr. Lien, Series A, Rfdg.	5.750		07/01/37	1,260	1,253,700
Sr. Lien, Series A, Rfdg.	6.000		07/01/47	1,050	1,052,625
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1	4.750		07/01/53	500	459,135
Series A-1	5.000		07/01/58	1,000	948,050
Series A-1, CABS	3.558	(s)	07/01/24	500	414,155
Series A-1, CABS	3.883	(s)	07/01/27	2,403	1,743,497

					5,871,162

Rhode Island 0.9%
Rhode Island Hlth. & Ed. Bldg. Corp., Higher Ed. Facs. Rev.	5.250		08/15/43	3,000	3,448,800
Hosp. Fing. Lifespan Oblig., Series A, AGC (Pre-refunded date 05/15/19)(ee)	7.000		05/15/39	2,000	2,021,140
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000		06/01/40	400	414,936

					5,884,876

South Carolina 1.1%
South Carolina Prt. Auth. Rev., AMT	4.000		07/01/45	1,000	1,008,470

See Notes to Financial Statements.

PGIM National Muni Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

South Carolina (cont’d.)
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Series A, Rfdg.	5.125%	12/01/43	2,000	$2,138,840
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,545,160

				6,692,470

South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000	06/01/27	1,000	1,068,360
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Series A, Rfdg.	5.000	07/01/42	1,600	1,686,160

				2,754,520

Tennessee 0.6%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth. Initiatives, Series A	5.250	01/01/45	1,500	1,589,865
Memphis Shelby Cnty. Arpt. Auth. Rev., Series B, Rfdg., AMT	5.750	07/01/25	1,000	1,047,080
Tennessee Energy Acquisition Corp. Gas Rev., Series C	5.000	02/01/22	1,000	1,071,080

				3,708,025

Texas 7.4%
Austin Conv. Enterprises, Inc., Rev., First Tier Conv. Ctr., Series A, Rfdg.	5.000	01/01/29	1,800	2,050,686
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Series A, Rfdg. (Pre-refunded date 11/15/19)(ee)	5.125	11/15/29	2,000	2,048,780
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000	01/01/41	1,000	1,075,040
Sr. Lien, Series A	5.000	01/01/40	1,395	1,527,609
Sr. Lien, Series A	5.000	01/01/45	1,000	1,086,220
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,106,180
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,104,470
Dallas-Fort Worth Int’l. Arpt. Rev., Series E, Rfdg., AMT	5.000	11/01/35	5,000	5,198,400
Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,164,360
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,526,025

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Harris Cnty. Metro. Trans. Auth. Rev., Series A. Rfdg.	5.000%		11/01/36	3,000	$3,226,950
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000		08/15/43	3,000	3,400,680
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT	5.000		07/01/25	575	612,266
Sub. Lien, Series A, Rfdg., AMT	5.000		07/01/32	1,000	1,073,330
Sub. Lien, Series B, Rfdg.	5.000		07/01/32	2,000	2,166,560
Sub. Series A, Rfdg., AMT	5.000		07/01/41	1,000	1,120,140
Houston Combined Util. Sys. Rev.,
1st Lien, Series A, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250		11/15/33	1,430	1,440,310
1st Lien, Series A, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250		11/15/33	80	80,585
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000		01/01/38	1,000	1,076,920
Rfdg.	5.000		01/01/48	1,250	1,387,175
Series B, Rfdg.	5.000		01/01/45	2,000	2,209,180
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500		09/01/41	1,000	1,091,810
Unrefunded, First Tier, Sys., Series A, Rfdg.	6.250		01/01/39	370	371,169
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Series B, 3 Month LIBOR + 0.700%	2.568	(c)	12/15/26	1,380	1,372,313
Texas Priv. Activ. Surf. Transn. Corp. Rev.,
Sr. Lien LBJ Infrastructure	7.000		06/30/40	2,500	2,654,750
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	6.750		06/30/43	500	570,345
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	7.000		12/31/38	1,500	1,733,325
Texas St. Vets. Hsg. Assistance Proj. Fdg., Series II-A, GO	5.250		12/01/23	2,500	2,522,875

					46,998,453

Utah 1.2%
County of Utah UT Rev., IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000		05/15/41	5,000	5,137,100
Salt Lk. City Corp. Arpt. Rev., Series A, AMT	5.250		07/01/48	2,000	2,276,960

					7,414,060

Virginia 1.1%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000		05/15/40	2,000	2,172,120

See Notes to Financial Statements.

PGIM National Muni Fund	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Virginia (cont’d.)
Fairfax Cnty. Indl. Dev. Auth. Rev., (cont’d.) Inova Hlth. Sys., Series A, Rfdg.	4.000%		05/15/48	3,000	$3,073,050
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000		11/01/48	2,000	2,058,120

					7,303,290

Washington 3.5%
Port of Seattle Rev., Intermediate Lien,
Series A, AMT	5.000		05/01/43	1,500	1,656,045
Series B, Rfdg., AMT	5.000		09/01/26	1,115	1,194,834
Series C, Rfdg., AMT	5.000		02/01/24	2,500	2,629,450
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A	5.000		12/01/37	1,000	1,061,160
Valley Hospital	5.750		12/01/35	625	651,875
Washington St. Conv. Ctr. Pub. Facs. Dist. Rev., Revenue Bonds	5.000		07/01/58	3,000	3,289,080
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000		07/01/38	2,690	2,927,608
Providence Hlth. & Svcs., Series A	5.000		10/01/39	3,500	3,593,240
Seattle Children’s Hospital, Series A	5.000		10/01/42	2,000	2,176,820
Seattle Children’s Hospital, Series A	5.000		10/01/47	1,000	1,123,060
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250		11/15/41	1,500	1,645,860

					21,949,032

West Virginia 0.6%
Harrison Cnty. Comm. Rev., Var. Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000	(cc)	10/15/37	500	497,625
West Virginia Eco. Dev. Auth., Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000	(cc)	06/01/37	500	497,520
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000		01/01/43	1,000	1,098,990
West Virginia Prkwys. Auth. Rev., Senior Turnpike Toll Rev	4.000		06/01/47	1,970	2,029,297

					4,123,432

Wisconsin 0.2%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000		11/15/43	1,500	1,531,155

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS (Continued)

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Series A	5.750%	07/15/39	500	$506,910

TOTAL INVESTMENTS 98.2% (cost $596,537,637)				623,753,342
Other assets in excess of liabilities(z) 1.8%				11,159,521

NET ASSETS 100.0%				$634,912,863

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2019.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM National Muni Fund	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Futures contracts outstanding at February 28, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Position:
19	20 Year U.S. Treasury Bonds	Jun. 2019	$2,744,906	$25,347

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$190,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$3,410,075	$—
Alaska	—	1,000,000	—
Arizona	—	21,303,709	—
California	—	104,154,801	—
Colorado	—	12,488,137	—
Connecticut	—	5,758,297	—
District of Columbia	—	13,306,300	—
Florida	—	58,773,585	—
Georgia	—	12,882,332	—
Hawaii	—	7,733,195	—
Illinois	—	76,002,949	—
Kansas	—	2,444,945	—
Kentucky	—	3,696,930	—
Louisiana	—	6,160,909	—
Maryland	—	4,737,204	—
Massachusetts	—	17,920,063	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Michigan	$—	$5,414,970	$—
Minnesota	—	3,196,330	—
Missouri	—	3,769,290	—
Nebraska	—	2,189,900	—
Nevada	—	3,072,240	—
New Jersey	—	40,937,264	—
New York	—	28,516,127	—
North Carolina	—	1,035,281	—
North Dakota	—	1,029,870	—
Ohio	—	28,116,671	—
Oklahoma	—	9,171,570	—
Oregon	—	1,659,345	—
Pennsylvania	—	29,133,668	—
Puerto Rico	—	5,871,162	—
Rhode Island	—	5,884,876	—
South Carolina	—	6,692,470	—
South Dakota	—	2,754,520	—
Tennessee	—	3,708,025	—
Texas	—	46,998,453	—
Utah	—	7,414,060	—
Virginia	—	7,303,290	—
Washington	—	21,949,032	—
West Virginia	—	4,123,432	—
Wisconsin	—	1,531,155	—
Wyoming	—	506,910	—
Other Financial Instruments*
Futures Contracts	25,347	—	—

Total	$25,347	$623,753,342	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows:

Transportation	27.1%
General Obligation	24.2
Healthcare	19.2
Pre-Refunded	7.5
Education	6.2
Water & Sewer	4.6
Tobacco Appropriated	3.6
Power	2.4
Development	2.2%
Corporate Backed IDB & PCR	0.9
Special Tax/Assessment District	0.2
Lease Backed Certificate of Participation	0.1

98.2
Other assets in excess of liabilities	1.8

100.0%

See Notes to Financial Statements.

PGIM National Muni Fund	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$25,347	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(91,691)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$21,107

For the six months ended February 28, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$2,525,010

(1)	Notional Amount in USD.

See Notes to Financial Statements.

32

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Unaffiliated investments (cost $596,537,637)	$623,753,342
Cash	48,990
Interest receivable	7,384,613
Receivable for investments sold	7,176,148
Receivable for Fund shares sold	896,607
Deposit with broker for centrally cleared/exchange-traded derivatives	190,000
Due from broker—variation margin futures	8,313
Prepaid expenses	37,330

Total Assets	639,495,343

Liabilities
Payable for investments purchased	2,685,652
Payable for Fund shares reacquired	1,199,116
Management fee payable	233,101
Dividends payable	210,619
Distribution fee payable	121,825
Accrued expenses and other liabilities	90,750
Affiliated transfer agent fee payable	41,417

Total Liabilities	4,582,480

Net Assets	$634,912,863

Net assets were comprised of:
Common stock, at par	$436,319
Paid-in capital in excess of par	616,565,021
Total distributable earnings (loss)	17,911,523

Net assets, February 28, 2019	$634,912,863

See Notes to Financial Statements.

PGIM National Muni Fund	33

Statement of Assets & Liabilities (unaudited) (continued)

as of February 28, 2019

Class A
Net asset value and redemption price per share, ($510,555,697 ÷ 35,086,592 shares of common stock issued and outstanding)	$14.55
Maximum sales charge (4.00% of offering price)	0.61

Maximum offering price to public	$15.16

Class B
Net asset value, offering price and redemption price per share,
($10,607,526 ÷ 726,871 shares of common stock issued and outstanding)	$14.59

Class C
Net asset value, offering price and redemption price per share,
($26,055,232 ÷ 1,786,694 shares of common stock issued and outstanding)	$14.58

Class Z
Net asset value, offering price and redemption price per share,
($68,537,946 ÷ 4,714,291 shares of common stock issued and outstanding)	$14.54

Class R6
Net asset value, offering price and redemption price per share,
($19,156,462 ÷ 1,317,497 shares of common stock issued and outstanding)	$14.54

See Notes to Financial Statements.

34

Statement of Operations (unaudited)

Six Months Ended February 28, 2019

Net Investment Income (Loss)
Interest income	$12,959,679

Expenses
Management fee	1,487,521
Distribution fee(a)	786,483
Transfer agent’s fees and expenses (including affiliated expense of $ 95,803)(a)	204,085
Custodian and accounting fees	55,961
Registration fees(a)	42,056
Shareholders’ reports	23,176
Audit fee	19,614
Legal fees and expenses	12,175
Directors’ fees	10,769
Miscellaneous	10,138

Total expenses	2,651,978
Less: Fee waiver and/or expense reimbursement(a)	(4,753)
Custodian fee credit	(2,849)

Net expenses	2,644,376

Net investment income (loss)	10,315,303

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(505,623)
Futures transactions	(91,691)

(597,314)

Net change in unrealized appreciation (depreciation) on:
Investments	(588,236)
Futures	21,107

(567,129)

Net gain (loss) on investment transactions	(1,164,443)

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,150,860

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	629,320	28,556	128,607	—	—
Transfer agent’s fees and expenses	165,837	6,189	8,430	23,584	45
Registration fees	8,530	7,413	7,998	9,155	8,960
Fee waiver and/or expense reimbursement	—	—	—	—	(4,753)

See Notes to Financial Statements.

PGIM National Muni Fund	35

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$10,315,303	$21,358,741
Net realized gain (loss) on investment transactions		(597,314)	1,079,177
Net change in unrealized appreciation (depreciation) on investments		(567,129)	(18,846,889)

Net increase (decrease) in net assets resulting from operations		9,150,860	3,591,029

Dividends and Distributions
Distributions from distributable earnings*
Class A		(8,719,017)	—
Class B		(173,801)	—
Class C		(341,632)	—
Class Z		(1,274,998)	—
Class R6		(192,312)	—

		(10,701,760)	—

Dividends from net investment income*
Class A			(18,145,835)
Class B			(460,002)
Class C			(704,264)
Class Z			(2,020,822)
Class R6			(24,438)

		*	(21,355,361)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		72,198,719	54,867,803
Net asset value of shares issued in reinvestment of dividends and distributions		9,088,580	18,265,401
Cost of shares reacquired		(67,198,841)	(97,478,056)

Net increase (decrease) in net assets from Fund share transactions		14,088,458	(24,344,852)

Total increase (decrease)		12,537,558	(42,109,184)

Net Assets:
Beginning of period		622,375,305	664,484,489

End of period(a)		$634,912,863	$622,375,305

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$2,214,183

*	For the period ended February 28, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

36

Notes to Financial Statements (unaudited)

Prudential National Muni Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. PGIM National Muni Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM National Muni Fund	37

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

38

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

PGIM National Muni Fund	39

Notes to Financial Statements (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

40

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $250 million, 0.40% of the next $250 million and 0.375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.48% for the six months ended February 28, 2019.

The Manager has contractually agreed, through December 31, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.61% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM National Muni Fund	41

Notes to Financial Statements (unaudited) (continued)

Where applicale, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A , Class B and Class C shares, respectively.

PIMS has advised the Fund that it received $210,065 in front-end sales charges resulting from sales of Class A shares during the reporting period ended February 28, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended February 28, 2019, it received $1,452 and $471 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

42

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2019, were $164,458,072 and $155,944,368, respectively.

For the reporting period ended February 28, 2019, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Gain
PGIM National Muni Fund	$17,764,017	$4,452,891	$—

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2019 were as follows:

Tax Basis	$596,179,428

Gross Unrealized Appreciation	28,285,623
Gross Unrealized Depreciation	(686,362)

Net Unrealized Appreciation	$27,599,261

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund expired approximately $3,328,000 of its capital loss carryforward in the fiscal year ended August 31, 2018. Additionally, post-enactment capital losses that are

PGIM National Muni Fund	43

Notes to Financial Statements (unaudited) (continued)

carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2018, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$9,977,000

Pre-Enactment Losses:
Expiring 2019	$1,158,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $0.01 par value per share, authorized and divided into six classes, designated Class A, Class B, Class C, Class Z, Class T and Class R6 common stock, each of which consists of 150 million, 5 million, 25 million, 375 million,

44

75 million and 370 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 708 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 38% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2019:
Shares sold	1,671,865	$24,154,441
Shares issued in reinvestment of dividends and distributions	501,018	7,233,142
Shares reacquired	(2,580,155)	(37,237,371)

Net increase (decrease) in shares outstanding before conversion	(407,272)	(5,849,788)
Shares issued upon conversion from other share class(es)	123,435	1,783,931
Shares reacquired upon conversion into other share class(es)	(89,323)	(1,285,531)

Net increase (decrease) in shares outstanding	(373,160)	$(5,351,388)

Year ended August 31, 2018:
Shares sold	1,420,044	$20,900,783
Shares issued in reinvestment of dividends and distributions	1,045,900	15,361,805
Shares reacquired	(4,847,045)	(71,274,358)

Net increase (decrease) in shares outstanding before conversion	(2,381,101)	(35,011,770)
Shares issued upon conversion from other share class(es)	311,981	4,606,318
Shares reacquired upon conversion into other share class(es)	(294,277)	(4,314,151)

Net increase (decrease) in shares outstanding	(2,363,397)	$(34,719,603)

Class B
Six months ended February 28, 2019:
Shares sold	4,742	$68,671
Shares issued in reinvestment of dividends and distributions	10,018	145,001
Shares reacquired	(80,561)	(1,166,441)

Net increase (decrease) in shares outstanding before conversion	(65,801)	(952,769)
Shares reacquired upon conversion into other share class(es)	(106,391)	(1,542,385)

Net increase (decrease) in shares outstanding	(172,192)	$(2,495,154)

Year ended August 31, 2018:
Shares sold	3,117	$45,724
Shares issued in reinvestment of dividends and distributions	26,321	387,833
Shares reacquired	(131,109)	(1,929,650)

Net increase (decrease) in shares outstanding before conversion	(101,671)	(1,496,093)
Shares reacquired upon conversion into other share class(es)	(214,535)	(3,184,637)

Net increase (decrease) in shares outstanding	(316,206)	$(4,680,730)

PGIM National Muni Fund	45

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended February 28, 2019:
Shares sold	207,815	$3,004,894
Shares issued in reinvestment of dividends and distributions	21,737	314,443
Shares reacquired	(237,674)	(3,432,708)

Net increase (decrease) in shares outstanding before conversion	(8,122)	(113,371)
Shares reacquired upon conversion into other share class(es)	(8,627)	(124,425)

Net increase (decrease) in shares outstanding	(16,749)	$(237,796)

Year ended August 31, 2018:
Shares sold	273,721	$4,036,765
Shares issued in reinvestment of dividends and distributions	43,651	642,547
Shares reacquired	(366,467)	(5,411,186)

Net increase (decrease) in shares outstanding before conversion	(49,095)	(731,874)
Shares reacquired upon conversion into other share class(es)	(111,775)	(1,652,233)

Net increase (decrease) in shares outstanding	(160,870)	$(2,384,107)

Class Z
Six months ended February 28, 2019:
Shares sold	1,999,773	$28,769,743
Shares issued in reinvestment of dividends and distributions	83,490	1,204,746
Shares reacquired	(1,672,698)	(24,157,970)

Net increase (decrease) in shares outstanding before conversion	410,565	5,816,519
Shares issued upon conversion from other share class(es)	89,240	1,283,424
Shares reacquired upon conversion into other share class(es)	(13,921)	(200,803)

Net increase (decrease) in shares outstanding	485,884	$6,899,140

Year ended August 31, 2018:
Shares sold	1,779,129	$26,173,144
Shares issued in reinvestment of dividends and distributions	125,965	1,847,715
Shares reacquired	(1,281,015)	(18,800,189)

Net increase (decrease) in shares outstanding before conversion	624,079	9,220,670
Shares issued upon conversion from other share class(es)	375,846	5,515,500
Shares reacquired upon conversion into other share class(es)	(72,157)	(1,062,146)

Net increase (decrease) in shares outstanding	927,768	$13,674,024

46

Class R6	Shares	Amount
Six months ended February 28, 2019:
Shares sold	1,123,558	$16,200,970
Shares issued in reinvestment of dividends and distributions	13,231	191,248
Shares reacquired	(83,426)	(1,204,351)

Net increase (decrease) in shares outstanding before conversion	1,053,363	15,187,867
Shares issued upon conversion from other share class(es)	5,983	85,789

Net increase (decrease) in shares outstanding	1,059,346	$15,273,656

Period ended August 31, 2018*:
Shares sold	254,437	$3,711,387
Shares issued in reinvestment of dividends and distributions	1,749	25,501
Shares reacquired	(4,298)	(62,673)

Net increase (decrease) in shares outstanding before conversion	251,888	3,674,215
Shares issued upon conversion from other share class(es)	6,263	91,349

Net increase (decrease) in shares outstanding	258,151	$3,765,564

*	Commencement of offering was December 4, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2019.

PGIM National Muni Fund	47

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay

48

redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are

PGIM National Muni Fund	49

Notes to Financial Statements (unaudited) (continued)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2019(a)		Year Ended August 31,
			2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.59		$15.00	$15.52	$15.00	$15.25	$14.21
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.49	0.52	0.54	0.56	0.58
Net realized and unrealized gain (loss) on investment transactions	(0.03)		(0.40)	(0.52)	0.51	(0.27)	1.03
Total from investment operations	0.21		0.09	-	1.05	0.29	1.61
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.50)	(0.52)	(0.53)	(0.54)	(0.57)
Net asset value, end of period	$14.55		$14.59	$15.00	$15.52	$15.00	$15.25
Total Return(b):	1.42%		0.61%	0.06%	7.14%	1.93%	11.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$510,556		$517,433	$567,228	$612,452	$594,949	$636,897
Average net assets (000)	$507,634		$541,097	$576,650	$600,384	$624,919	$632,625
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.84%	(e)	0.83%	0.84%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84%	(e)	0.83%	0.84%	0.84%	0.87%	0.89%
Net investment income (loss)	3.34%	(e)	3.35%	3.51%	3.55%	3.66%	3.89%
Portfolio turnover rate(f)(g)	25%		42%	33%	20%	15%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund	51

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 28, 2019(a)		Year Ended August 31,
			2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.63		$15.04	$15.56	$15.05	$15.30	$14.26
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.45	0.49	0.51	0.53	0.54
Net realized and unrealized gain (loss) on investment transactions	(0.03)		(0.41)	(0.53)	0.50	(0.27)	1.03
Total from investment operations	0.18		0.04	(0.04)	1.01	0.26	1.57
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.45)	(0.48)	(0.50)	(0.51)	(0.53)
Net asset value, end of period	$14.59		$14.63	$15.04	$15.56	$15.05	$15.30
Total Return(b):	1.22%		0.28%	(0.19)%	6.79%	1.68%	11.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,608		$13,157	$18,278	$24,749	$27,670	$32,479
Average net assets (000)	$11,517		$15,273	$21,017	$26,104	$30,215	$32,599
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	(d)	1.17%	1.09%	1.09%	1.09%	1.09%
Expenses before waivers and/or expense reimbursement	1.26%	(d)	1.17%	1.09%	1.09%	1.09%	1.09%
Net investment income (loss)	2.92%	(d)	3.01%	3.26%	3.30%	3.41%	3.64%
Portfolio turnover rate(e)(f)	25%		42%	33%	20%	15%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended February 28, 2019(a)		Year Ended August 31,
			2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.62		$15.03	$15.56	$15.04	$15.30	$14.25
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.41	0.43	0.44	0.47
Net realized and unrealized gain (loss) on investment transactions	(0.03)		(0.41)	(0.53)	0.51	(0.27)	1.04
Total from investment operations	0.15		(0.03)	(0.12)	0.94	0.17	1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.41)	(0.42)	(0.43)	(0.46)
Net asset value, end of period	$14.58		$14.62	$15.03	$15.56	$15.04	$15.30
Total Return(b):	1.03%		(0.17)%	(0.72)%	6.36%	1.12%	10.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,055		$26,373	$29,522	$34,471	$25,593	$24,900
Average net assets (000)	$25,934		$27,403	$31,063	$29,890	$25,478	$24,794
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.65%	(d)	1.61%	1.59%	1.59%	1.59%	1.59%
Expenses before waivers and/or expense reimbursement	1.65%	(d)	1.61%	1.59%	1.59%	1.59%	1.59%
Net investment income (loss)	2.53%	(d)	2.57%	2.76%	2.79%	2.92%	3.14%
Portfolio turnover rate(e)(f)	25%		42%	33%	20%	15%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund	53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2019(a)		Year Ended August 31,
			2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.58		$14.98	$15.51	$14.99	$15.24	$14.20
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.52	0.56	0.58	0.59	0.61
Net realized and unrealized gain (loss) on investment transactions	(0.03)		(0.39)	(0.54)	0.51	(0.26)	1.03
Total from investment operations	0.22		0.13	0.02	1.09	0.33	1.64
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.53)	(0.55)	(0.57)	(0.58)	(0.60)
Net asset value, end of period	$14.54		$14.58	$14.98	$15.51	$14.99	$15.24
Total Return(b):	1.53%		0.89%	0.24%	7.41%	2.18%	11.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$68,538		$61,648	$49,457	$36,989	$28,490	$19,660
Average net assets (000)	$69,464		$56,666	$39,555	$31,385	$23,736	$18,061
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62%	(d)	0.62%	0.59%	0.59%	0.59%	0.59%
Expenses before waivers and/or expense reimbursement	0.62%	(d)	0.62%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	3.57%	(d)	3.57%	3.77%	3.79%	3.92%	4.14%
Portfolio turnover rate(e)(f)	25%		42%	33%	20%	15%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

54

Class R6 Shares
	Six Months Ended February 28, 2019		December 4, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.58		$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.39
Net realized and unrealized gain (loss) on investment transactions	(0.03)		(0.20)
Total from investment operations	0.23		0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.43)
Net asset value, end of period	$14.54		$14.58
Total Return(c):	1.58%		1.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,156		$3,764
Average net assets (000)	$10,385		$908
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%	(d)	0.61%	(d)
Expenses before waivers and/or expense reimbursement	0.70%	(d)	3.67%	(d)
Net investment income (loss)	3.61%	(d)	3.66%	(d)
Portfolio turnover rate(e)(f)	25%		42%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM National Muni Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM NATIONAL MUNI FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX	PNMQX
CUSIP	74441U105	74441U204	74441U303	74441U402	74441U600

*Formerly known as Class Q shares.

MF104E2

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1) Codeof Ethics – Not required, as this is not an annual filing.

(2) Certificationspursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Anywritten solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 12, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 12, 2019